UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund:    BlackRock Florida Investment Quality Municipal Trust (RFA)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:    Donald C. Burke, Chief Executive Officer, BlackRock Florida Investment Quality Municipal Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code:    (800) 882-0052, Option 4

Date of fiscal year end:    10/31/2008

Date of reporting period:    11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
Florida - 142.2%	$235	Arborwood Community Development District, Florida, Capital Improvement Special Assessment
		Bonds (Master Infrastructure Projects), Series B, 5.10% due 5/01/2014	$215
	500	Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80% due 11/01/2012	464
	170	Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25% due 11/01/2020 (b)(c)	206
	500	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90% due
		10/01/2039 (d)(e)	547
	700	Broward County, Florida, School Board, COP, Series A, 5% due 7/01/2030 (f)	716
	1,000	Dade County, Florida, Special Obligation Revenue Refunding Bonds, Series B, 6.25%
		due 10/01/2008 (a)(i)(l)	709
	455	Escambia County, Florida, Environmental Improvement Revenue Refunding Bonds (International
		Paper Company Projects), AMT, Series A, 5% due 8/01/2026	407
	555	Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc.
		Project), 5.25% due 11/01/2036 (k)	568
	700	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5% due 10/01/2031 (h)	721
	500	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and Improvement Bonds, Series
		A, 5.25% due 6/01/2026	500
	250	Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds,
		6.375% due 5/01/2038	233
	250	Hillsborough County, Florida, HFA, S/F Mortgage Revenue Bonds, AMT, Series 1, 5.375% due
		10/01/2049 (d)(e)	262
	500	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
		Series A, 5.25% due 7/01/2037	494
	250	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds, AMT, Series A-1,
		5.625% due 10/01/2039 (d)(e)	257
	500	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center
		Project), 5% due 8/15/2037 (f)	509
	500	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2,
		6% due 9/01/2040 (d)(e)	560
	400	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell Point/Alliance
		Obligor Group), 5% due 11/15/2032	352
	265	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6% due
		7/01/2025	257
Portfolio Abbreviations:
To simplify the listings of BlackRock Florida Investment Quality Municipal Trust portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Authority
CABS	Capital Appreciation Bonds	IDA	Industrial Development Authority
COP	Certificate of Participation	S/F	Single-Family
GO	General Obligation Bonds

BlackRock Florida Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

Face
Amount	Municipal Bonds	Value
$250	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90% due 9/01/2040 (d)(e)	$271
500	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	521
750	Miami, Florida, Health Facilities Authority, Health System Revenue Bonds (Catholic Health East), Series C, 5.125% due 11/15/2024	767
500	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5% due 1/01/2037 (h)	505
750	Miami-Dade County, Florida, Aviation Revenue Bonds (Miami International Airport), Series B, 5% due 10/01/2037 (c)	753
500	Miami-Dade County, Florida, HFA, Home Ownership Mortgage Revenue Bonds, AMT, Series A, 5.55% due 10/01/2049 (d)(e)	533
5,000	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.649% due 10/01/2031 (h)(l)	1,392
250	New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5% due 5/01/2013	230
500	Orange County, Florida, Educational Facilities Authority, Educational Facilities Revenue Bonds (Rollins College Project), 5.25% due 12/01/2037 (a)	525
105	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375% due 7/01/2020	99
95	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare), 5.70% due 7/01/2026	90
500	Orange County, Florida, School Board, COP, Series A, 5% due 8/01/2032 (c)	499
750	Peace River/Manasota Regional Water Supply Authority, Florida, Utility System Revenue Bonds, Series A, 5% due 10/01/2035 (f)	770
400	Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5% due 5/01/2011	379
1,000	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50% due 5/15/2013 (i)	1,134
750	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5% due 10/01/2035 (f)	770
1,000	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.393% due 6/01/2032 (a)(l)	268
700	South Florida Water Management District, COP, 5% due 10/01/2036 (a)	695
585	Stevens Plantation Improvement Project Dependent Special District, Florida, Revenue Bonds, 6.375% due 5/01/2013	581
250	Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875% due 5/01/2034	240
250	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55% due 5/01/2027	247

BlackRock Florida Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

	Face
	Amount	Municipal Bonds	Value
	$1,050	University of North Florida Financing Corporation, Capital Improvement Revenue Bonds (Housing Project), 5% due 11/01/2037 (c)	$1,052
	750	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5% due 11/01/2032 (h)	767
Puerto Rico - 12.3%	85	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series L, 5.25% due 7/01/2038 (a)	87
	315	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2014 (i)	354
	185	Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5% due 7/01/2034	180
	400	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Revenue Bonds (Ana G. Mendez University System Project), 5% due 3/01/2026	377
	745	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds, Series E, 5.50% due 2/01/2012 (i)	824
		Total Municipal Bonds (Cost - $22,728) - 154.5%	22,887
	Shares
	Held	Short-Term Securities
	213	CMA Florida Municipal Money Fund, 2.12% (g)(j)	213
		Total Short-Term Securities (Cost - $213) - 1.4%	213
		Total Investments (Cost - $22,941*) - 155.9%	23,100
		Other Assets Less Liabilities - 1.5%	224
		Preferred Shares, at Redemption Value - (57.4%)	(8,506)
		Net Assets Applicable to Common Shares - 100.0%	$14,818

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as
	computed for federal income tax purposes, were as follows:
	Aggregate cost	$22,941
	Gross unrealized appreciation	$603
	Gross unrealized depreciation	(444)
	Net unrealized appreciation	$159
(a)	AMBAC Insured.
(b)	Escrowed to maturity.
(c)	FGIC Insured.
(d)	FHLMC Collateralized.
(e)	FNMA/GNMA Collateralized.
(f)	FSA Insured.
(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
CMA Florida Municipal Money Fund	2	$3

BlackRock Florida Investment Quality Municipal Trust
Schedule of Investments as of January 31, 2008 (Unaudited)	(in Thousands)

(h)	MBIA Insured.
(i)	Prerefunded.
(j)	Represents the current yield as of January 31, 2008.
(k)	XL Capital Insured.
(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

• Forward interest rate swaps outstanding as of January 31, 2008 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.66% and receive a floating rate
based on 1-week (SIFMA) Municipal Swap Index

Broker, Lehman Brothers Special Finance
Expires March 2023	$2,000	$(30)

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Investment Quality Municipal Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Investment Quality Municipal Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Investment Quality Municipal Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Investment Quality Municipal Trust

Date: March 24, 2008